United States
Securities and Exchange Commission
Washington, D.C.  20549

                                Form 13F
                           Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 1999

Institutional Investment Manager Filing this Report:

Name: Waite & Associates
Address: 350 South Grand Avenue
     Suite 3970
     Los Angeles, CA  90071

13F File Number: 28-942

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Charlene Hammill
Title:   Vice President
Phone:   213 617-4777

Signature, Place, and Date of Signing

Charlene Hammill  Los Angeles, California    April 14, 1999


Report Type:  (Check Only One.):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[ ] 13F COMBINATION REPORT


List of Other Managers Reporting for this Manager: 0

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:     0

Form 13F Information Table Entry Total: 28

Form 13F Information Table Value Total: 499335

List of Other Included Managers:  0


No. 13F File Number          Name

NAME OF ISSUER TITLE           VALUE NUMBER     PUT               VOTING
                 OF              X     OF   SH/   /  INVST OTHR   AUTHORITY
               CLASS CUSIP     $1000 SHARES PRN CALL DSCRE MGRS SOLE  SHAR NONE
AMER GENERAL   COM  026351106   9870 140000 SH       SOLE       140000  0    0
AMER HOME PROD COM  026609107  26100 400000 SH       SOLE       400000  0    0
AMER INTL GP   COM  026874107  26176 217000 SH       SOLE       217000  0    0
AVERY DENNISON COM  053611109  10494 182500 SH       SOLE       182500  0    0
BANKAMERICA    COM  06605F102  23416 331558 SH       SOLE       331558  0    0
BELL ATLANTIC  COM  077853109  21967 425000 SH       SOLE       425000  0    0
BK OF NEW YORK COM  064057102  22641 630000 SH       SOLE       630000  0    0
BERKSHIRE HATH COM  084670207  24686  10500 SH       SOLE        10500  0    0
CATERPILLAR    COM  149123101   9188 200000 SH       SOLE       200000  0    0
CHUBB CORP     COM  171232101  12005 205000 SH       SOLE       205000  0    0
COSTCO         COM  221600102  25729 281000 SH       SOLE       281000  0    0
DAYTON HUDSON  COM  239753106  25651 385000 SH       SOLE       385000  0    0
FANNIE MAE     COM  313586109  22160 320000 SH       SOLE       320000  0    0
FPL GROUP      COM  302571104  10650 200000 SH       SOLE       200000  0    0
GENL ELECTRIC  COM  369604103  25665 232000 SH       SOLE       232000  0    0
GENERAL MOTORS COM  370442105  17400 200000 SH       SOLE       200000  0    0
INTEL          COM  458140100  21754 183000 SH       SOLE       183000  0    0
INGERSOLL RAND COM  456866102  17369 350000 SH       SOLE       350000  0    0
ILL TOOL WORKS COM  452308109   6188 100000 SH       SOLE       100000  0    0
KIMBERLY CLARK COM  494368103   7191 150000 SH       SOLE       150000  0    0
MAY DEPT STORE COM  577778163  21128 540000 SH       SOLE       540000  0    0
MOBIL          COM  607059102  22880 260000 SH       SOLE       260000  0    0
PEPSICO        COM  713448108  19594 500000 SH       SOLE       500000  0    0
PROCTER & GBL  COM  742718109   9794 100000 SH       SOLE       100000  0    0
TEXAS UTIL     COM  882848104   9870 235000 SH       SOLE       235000  0    0
US BANCORP     COM  902973106  17883 525000 SH       SOLE       525000  0    0
WELLS FARGO    COM  949746101  10519 300000 SH       SOLE       300000  0    0
XEROX          COM  984121103  21371 410000 SH       SOLE       410000  0    0